Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2021
Basic And Diluted Earnings Per Share [Abstract]
Schedule of Denominator for Calculation of Income (Loss) Per Share, Weighted Average Number of Shares	The denominator for the calculation of income (loss) per share, being the weighted average number of shares, is calculated as follows:
For the years ended April 30,	2021	2020	2019

Issued common share, beginning of year	49,646,851	49,646,851	49,646,851
Weighted average issuances	-	-	-

Basic weighted average common shares	49,646,851	49,646,851	49,646,851
Effect of dilutive warrants and options	2,250,000	-	-

Diluted weighted average common shares	51,896,851	49,646,851	49,646,851